Receivables - Schedule of Changes in the Allowance for Credit Losses (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Beginning balance	$ 827	$ 34,571	$ 34,571
Credit loss (recovery) expense	61,755	(17,912)	(17,912)	43,471
Write-offs charged against the allowance	(38,133)	(13,500)	(13,500)	(31,383)
Recoveries of amounts written off	(12,449)	(2,332)	(2,332)
Ending balance	$ 12,000	$ 827	$ 827	$ 34,571